Intangible Assets, Net - Summary of Estimated Amortization Expense Relating to Existing Intangible Assets (Details) - Dec. 31, 2019 - Intangible Assets Excluding Licensed Copyrights
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Finite Lived Intangible Assets [Line Items]
Within 1 year	¥ 271,308	$ 38,971
Between 1 and 2 years	136,791	19,649
Between 2 and 3 years	110,593	15,886
Between 3 and 4 years	65,134	9,356
Between 4 and 5 years	¥ 46,572	$ 6,690